Schedule Of Fair Value Of Mineral Properties (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Mineral properties	$ 0	$ 0
Canadian dollar common share purchase warrants	510,045	0
Fair Value, Inputs, Level 1 [Member]
Mineral properties	0
Canadian dollar common share purchase warrants	0
Fair Value, Inputs, Level 2 [Member]
Mineral properties	800,000
Canadian dollar common share purchase warrants	510,045
Fair Value, Inputs, Level 3 [Member]
Mineral properties	0
Canadian dollar common share purchase warrants	$ 0